Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued expenses	$ 9,364,075	$ 1,194,398	$ 2,443,882
Accrued deferred offering costs	887,379	113,187
Payable for acquisition of a subsidiary	500,000	63,776
Total	$ 10,751,454	$ 1,371,361	$ 2,443,882